Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheets
Current assets	$ 3,136	$ 2,178
Property, plant and equipment	20,353	19,535
Regulatory assets	2,313	1,419
Non-current assets	10,755	9,521
Total assets	34,244	31,234
Current liabilities	4,878	4,875
Non-current liabilities	19,216	17,121
Equity	10,150	9,238	$ 8,601
Total liabilities and equity	34,244	31,234
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets	25	57
Property, plant and equipment	1,587	1,629
Regulatory assets	247	210
Non-current assets	31	32
Total assets	1,890	1,928
Current liabilities	50	56
Long-term debt	1,189	1,228
Non-current liabilities	118	97
Equity	533	547
Total liabilities and equity	$ 1,890	$ 1,928